Company Information - Bonus share award plans ("AGA") (Details)								12 Months Ended
	Jun. 28, 2021 EUR (€) € / shares	Dec. 14, 2020 EUR (€) € / shares	Jun. 28, 2020 EUR (€) € / shares	Jan. 26, 2020 EUR (€) € / shares	Jun. 28, 2019	Jan. 26, 2018	Jan. 14, 2018	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Capital increase arising from the vesting of bonus share awards | €								€ 2,089,000	€ 938,000	€ 1,407,000
Par value per share | € / shares								€ 0.01
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares fully vested									517,550
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares fully vested	29,100				29,100			29,100
Capital increase arising from the vesting of bonus share awards | €	€ 291,000
Par value per share | € / shares	€ 0.01
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares fully vested				63,300		63,300			63,300
Capital increase arising from the vesting of bonus share awards | €				€ 633,000
Par value per share | € / shares				€ 0.01
AGA 2019-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares fully vested			227,000		227,000				227,000
Capital increase arising from the vesting of bonus share awards | €			€ 2,270
Par value per share | € / shares			€ 0.01
AGA 2018-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares fully vested		227,250					227,250		227,250
Capital increase arising from the vesting of bonus share awards | €		€ 2,272,500
Par value per share | € / shares		€ 0.01